Short-Term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Short-term Investments [Line Items]
Recognized gain on bond investment	$ 33,676	$ 12,451
Bond Member
Schedule of Short-term Investments [Line Items]
Recognized gain on bond investment	$ 6	$ 0